Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Basis of presentation and consolidation [Policy Text Block]
a)	Basis of presentation and consolidation

These consolidated financial statements have been prepared on a historical cost basis, except for marketable securities and the derivative financial liability, which are stated at their fair values.

The Company consolidates an entity when it has power over that entity, is exposed, or has rights, to variable returns from its involvement with that entity and has the ability to affect those returns through its power over that entity. All material intercompany transactions, balances and expenses are eliminated on consolidation.

These consolidated financial statements incorporate the financial statements of Quaterra and its wholly-owned subsidiaries: Quaterra Alaska Inc., Singatse Peak Services, LLC (“ SPS ”), Six Mile Mining Corporation, Quaterra International Limited, and QTA International Nieves Limited.

Accounting estimates and judgments [Policy Text Block]
b)	Accounting estimates and judgments

The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies, reported amounts and disclosures. Actual results could differ from those estimates. Differences may be material.

Judgment is required in assessing whether certain factors would be considered an indicator of impairment. Both internal and external information are considered to determine whether there is an indicator of impairment present and accordingly, whether impairment testing is required.

The critical judgments have been made that may have a significant impact on the Company’s consolidated financial statements are related to economic recoverability of its exploration and evaluation assets, the determination of functional currency, and the assumption that the Company will continue as a going concern.

Translation of foreign currencies [Policy Text Block]
c)	Translation of foreign currencies

The Company’s presentation currency is the U.S. dollar (“ $ ” or “ USD ”). The functional currency of the Company and its significant subsidiaries is the USD.

In preparing the financial statements, transactions in currencies other than an entity’s functional currency (“ foreign currencies ”) are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All gains and losses on translation of these foreign currency transactions are included in the statement of loss.

Exploration and evaluation assets [Policy Text Block]
d)	Exploration and evaluation assets

Direct costs related to the acquisition and exploration of mineral properties held or controlled by the Company are capitalized on an individual property basis until the property is put into production, sold, abandoned, or determined to be impaired. Administration costs and general exploration costs are expensed as incurred.

When the technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the exploration and evaluation costs are tested for impairment and subsequently transferred to property and equipment. When a property is placed into commercial production, capitalized costs will be depleted using the units-of-production method.

Proceeds from the sale of properties, property water rights or cash proceeds received from farm-out agreements are recorded as a reduction of the related mineral interest, with any excess proceeds accounted for in net income (loss).

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, or title may be affected by undetected defects.

Impairment [Policy Text Block]
e)	Impairment

The Company’s assets are reviewed for indication of impairment at each reporting date. If any such indication exists, an estimate of the recoverable amount of the asset is undertaken, being the higher of an asset’s fair value less costs of disposal and its value in use. If the asset’s carrying amount exceeds its recoverable amount then an impairment loss is recognized in the statement of loss.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that this does not exceed the original carrying amount that if no impairment loss had been recognized.

Share-based compensation [Policy Text Block]
f)	Share-based compensation

The fair value of stock options granted to directors, officers, employees and consultants is calculated using the Black Scholes option pricing model and are expensed over the vesting periods. If and when the stock options are exercised, the value attributable to the stock options is transferred to share capital.

Cash and cash equivalents [Policy Text Block]
g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and highly liquid investments with an original maturity of 90 days or less.

Financial instruments [Policy Text Block]
h)	Financial instruments

Financial instruments are recognized in the statement of financial position when the Company becomes a party to a contractual obligation. At initial recognition, the Company classifies and measures its financial instruments as one of the following:

at amortized cost if they are held to collect contractual cash flows which solely represent payments of principal and interest;

at fair value through other comprehensive income (“ FVOCI ”) if they are held to both collect contractual cash flows and to sell where those cash flows represent solely payments of principal and interest;

otherwise, they are classified at fair value through profit or loss (“ FVPL ”).

Financial assets are classified and measured at fair value with subsequent changes in fair value recognized in either profit and loss as they arise, unless restrictive criteria are met for classifying and measuring the asset at either amortized cost or FVOCI. Financial liabilities are measured at amortized costs unless they are required to be measured at fair value through profit and loss.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled or they expire.

At each reporting date, the Company uses the expected credit losses model to assess the impairment of its loans and receivables. The expected losses represent possible outcomes weighted by the probability of their occurrence, and the model focuses on the risk of default rather than whether a loss has been incurred. If there has been a significant increase in credit risk, an allowance would be recognized in the statement of loss.

Provisions [Policy Text Block]
i)	Provisions

Provisions are recognized when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

The Company had no material provisions at December 31, 2018 and 2017 .

Earnings (loss) per share [Policy Text Block]
j)	Earnings (loss) per share

Basic earnings (loss) per share is calculated using the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method to compute the dilutive effect of options, warrants and similar instruments. Under this method the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the year. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

Income tax [Policy Text Block]
k)	Income tax

Income tax comprises current and deferred tax. Income tax is recognized in net loss, except to the extent it is related to items recognized directly in equity or in other comprehensive loss.

Deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that it is probable that the assets can be recovered.

Accounting Change - Adoption of IFRS 9 Financial Instruments [Policy Text Block]
l)	Accounting Change - Adoption of IFRS 9 Financial Instruments

The Company adopted the provisions of IFRS 9 effective January 1, 2018 on a full retrospective basis.

The Company has elected to measure its investments in equity instruments of a public company at fair value through profit and loss instead of through other comprehensive income (loss) (“ OCI ”). As a result, amounts previously included in OCI has been reclassified to deficit as of January 1, 2017, and any subsequent changes in OCI during fiscal 2017 have been reversed and reclassified in the statement of loss for the period. For 2016 and 2017 losses of $30,921 and $31,324 respectively have been reclassified from OCI to loss for the period increasing the losses from those previously reported. The reclassification had no impact on closing shareholders’ equity for each period.

There were no other material amounts arising from the adoption of IFRS 9.

From the date of transition, the Company classifies its financial instruments as follows:
Financial assets and financial liabilities	Before	After
Cash and cash equivalents	Loans and receivable	Amortized cost
Marketable securities	Available for sale	FVPL
Accounts payable and accrued liabilities, loan payable, and related party loan payable	Other financial liabilities	Amortized cost
Derivative liabilities	FVPL	FVPL
Convertible notes	Amortized cost	Amortized cost

The Company’s accounts and loans payable approximate fair value due to their short term nature. The marketable securities are a Level 1 fair value measurement, the derivative warrants are a Level 2 fair value measurement.

The convertible note is classified as a liability, less the portion relating to the conversion feature which is classified as a derivative liability. The debt liability was initially recorded at fair value and subsequently at amortized cost using the effective interest rate method and is accreted to the face value over the term of the convertible debenture.

Recent Accounting Pronouncements [Policy Text Block]
m)	Recent Accounting Pronouncements

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective.

IFRS 16, Leases, specifies how a Company will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The standard is effective for annual periods beginning on or after January 1, 2019. The Company does not have any material leases, thus does not expect the adoption of IFRS 16 would have a significant impact on its financial statements.